John Hancock Global Shareholder Yield Fund Shareholder Fees - Class A C I R2 R6 [Member] - John Hancock Global Shareholder Yield Fund - Class NAV	Mar. 31, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%